Cover	9 Months Ended
Sep. 30, 2021
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	MARIZYME, INC.
Entity Central Index Key	0001413754
Entity Tax Identification Number	82-5464863
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	555 Heritage Drive
Entity Address, Address Line Two	Suite 205
Entity Address, City or Town	Jupiter
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33458
City Area Code	925
Local Phone Number	400-3123
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	555 Heritage Drive
Entity Address, Address Line Two	Suite 205
Entity Address, City or Town	Jupiter
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33458
City Area Code	925
Local Phone Number	400-3123